[Pepper Hamilton LLP Letterhead]

Valérie Demont

direct dial: 212.808.2745

demontv@pepperlaw.com

February 19, 2015

VIA EDGAR (CORRESPONDENCE)

United States Securities and Exchange Commission Division of Corporate Finance 100 F Street, N.E. Washington, D.C. 20549

Re:	Majesco - Registration Statement on Form S-4 (File No. 333-)

Ladies and Gentlemen:

On behalf of Majesco (the “Company”), we enclose the Company’s Registration Statement on Form S-4 (the “Registration Statement”), filed with the Securities and Exchange Commission on February 19, 2015 (File No. 333-). Should the Commission have any questions or comments with respect to the Registration Statement, please contact me at 212-808-2745.

Sincerely,
/s/ Valérie Demont
Valérie Demont